Significant Risks (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Apr. 01, 2024 USD ($)	Apr. 01, 2024 SGD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 SGD ($)
Product Information [Line Items]
Cash and restricted cash	$ 4,324,956	$ 4,064,850	$ 3,297,725
Maximum insured amount						$ 56,117	$ 75,000
Depositor at bank				$ 74,822	$ 100,000
Allowance for expected credit losses	$ 12,148	$ 13,881
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	13.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | No Customer [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customer [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | One Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			38.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			15.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Three Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Four Customers [Member]
Product Information [Line Items]
Concentration risk, percentage			11.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | One Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	15.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%	10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	17.00%	13.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage			10.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage			60.00%
Cost of Goods and Service Benchmark [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage			25.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage		10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | One Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage	16.00%	28.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Two Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage	12.00%	12.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Vendor [Member]
Product Information [Line Items]
Concentration risk, percentage	10.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Three Vendors [Member]
Product Information [Line Items]
Concentration risk, percentage	11.00%